INCOME TAXES (Q3) (Textuals) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Income Tax Disclosure [Abstract]
Income tax expense (benefit)	$ 209	$ (93)	$ 94	$ 88	$ (615)	$ 289	$ (27,255)
Estimated annual effective income tax rate			31.00%		33.00%
Maximum income tax (benefits) considered before additional income before taxes			$ 23